Risk Management_Maturity analysis of Offbalance accounts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for off balance sheet item [Abstract]
Guarantees	₩ 12,859,715	₩ 14,761,784
Loan commitments	₩ 80,760,325	₩ 83,795,496